UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

ALLIANCEBERNSTEIN TRUST

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2014

Date of reporting period: February 28, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Value Fund

Portfolio of Investments

February 28, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.3%
Financials - 21.3%
Capital Markets - 1.5%
Deutsche Bank AG (REG)	6,380	$308,565
Macquarie Group Ltd.	7,880	397,385

		705,950

Commercial Banks - 8.7%
Banco do Brasil SA	36,000	318,387
Bank Hapoalim BM	33,040	180,581
CIT Group, Inc.	8,502	413,877
HSBC Holdings PLC	43,170	455,617
Kasikornbank PCL (NVDR)	26,900	140,897
Mitsubishi UFJ Financial Group, Inc.	54,900	318,126
Sberbank of Russia (Sponsored ADR)	27,613	280,824
Societe Generale SA	10,280	682,142
Sumitomo Mitsui Financial Group, Inc.	6,900	309,797
UniCredit SpA	61,450	487,656
Wells Fargo & Co.	9,580	444,704

		4,032,608

Consumer Finance - 1.1%
Capital One Financial Corp.	7,120	522,822

Diversified Financial Services - 2.9%
Bank of America Corp.	34,260	566,318
Citigroup, Inc.	16,350	795,100

		1,361,418

Insurance - 5.0%
American International Group, Inc.	13,910	692,301
Assurant, Inc.	3,670	240,862
Genworth Financial, Inc.-Class A (a)	20,510	318,726
Lincoln National Corp.	10,070	504,809
Muenchener Rueckversicherungs AG	1,400	306,098
PartnerRe Ltd.	2,430	240,278

		2,303,074

Real Estate Investment Trusts (REITs) - 0.8%
DiamondRock Hospitality Co.	28,060	354,117

Real Estate Management & Development - 1.3%
Aeon Mall Co., Ltd.	9,200	255,458
Country Garden Holdings Co., Ltd.	214,000	110,774
New World Development Co., Ltd.	201,000	260,413

		626,645

		9,906,634

Consumer Discretionary - 17.2%
Auto Components - 1.8%
Cie Generale des Etablissements Michelin-Class B	4,065	494,143
Valeo SA	2,420	338,516

		832,659

Automobiles - 4.7%
Ford Motor Co.	18,784	289,086

Company	Shares	U.S. $ Value
General Motors Co. (a)	13,000	$470,600
Kia Motors Corp.	9,640	500,858
Nissan Motor Co., Ltd.	26,500	236,529
Thor Industries, Inc.	2,680	150,107
Volkswagen AG (Preference Shares)	1,970	512,084

		2,159,264

Household Durables - 1.1%
PulteGroup, Inc.	24,430	512,786

Media - 5.2%
Comcast Corp.-Class A	5,120	264,653
Gannett Co., Inc.	11,452	340,697
Liberty Global PLC-Class A (a)	2,174	188,160
Liberty Global PLC-Series C (a)	3,803	321,962
Regal Entertainment Group-Class A	11,820	217,488
Time Warner Cable, Inc.-Class A	2,090	293,332
Twenty-First Century Fox, Inc.-Class A	8,360	280,394
Viacom, Inc.-Class B	6,047	530,503

		2,437,189

Multiline Retail - 0.8%
Macy’s, Inc.	6,540	378,404

Specialty Retail - 2.9%
GameStop Corp.-Class A	9,210	343,625
Gap, Inc. (The)	5,850	255,938
Office Depot, Inc. (a)	64,040	315,717
TJX Cos., Inc. (The)	3,280	201,589
Yamada Denki Co., Ltd.	73,500	244,063

		1,360,932

Textiles, Apparel & Luxury Goods - 0.7%
Cie Financiere Richemont SA	3,230	320,885

		8,002,119

Information Technology - 13.5%
Communications Equipment - 0.8%
Harris Corp.	4,550	335,881

Computers & Peripherals - 3.3%
Apple, Inc.	750	394,680
Catcher Technology Co., Ltd.	40,000	291,481
Hewlett-Packard Co.	28,460	850,385

		1,536,546

Electronic Equipment, Instruments & Components - 1.2%
Arrow Electronics, Inc. (a)	4,430	250,871
LG Display Co., Ltd. (a)	13,300	303,440

		554,311

IT Services - 1.5%
Fujitsu Ltd. (a)	41,000	256,366
Genpact Ltd. (a)	13,060	217,841
Xerox Corp.	21,140	232,328

		706,535

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 3.9%
Applied Materials, Inc.	18,420	$349,243
Micron Technology, Inc. (a)	10,130	245,045
Samsung Electronics Co., Ltd.	520	658,737
Sumco Corp.	32,200	247,947
Teradyne, Inc. (a)	15,610	316,571

		1,817,543

Software - 2.8%
Electronic Arts, Inc. (a)	14,610	417,700
Microsoft Corp.	8,320	318,739
Oracle Corp.	14,560	569,441

		1,305,880

		6,256,696

Health Care - 10.7%
Biotechnology - 1.8%
Actelion Ltd. (REG) (a)	3,230	342,248
Theravance, Inc. (a)	4,490	166,130
Vertex Pharmaceuticals, Inc. (a)	3,992	322,793

		831,171

Health Care Equipment & Supplies - 0.8%
Medtronic, Inc.	6,000	355,560

Health Care Providers & Services - 0.7%
Aetna, Inc.	4,630	336,647

Pharmaceuticals - 7.4%
Astellas Pharma, Inc.	5,500	357,504
AstraZeneca PLC	3,790	257,634
Daiichi Sankyo Co., Ltd.	12,000	207,387
GlaxoSmithKline PLC	25,190	705,562
Novartis AG	7,600	632,549
Pfizer, Inc.	20,260	650,549
Roche Holding AG	2,120	652,748

		3,463,933

		4,987,311

Industrials - 7.6%
Aerospace & Defense - 1.4%
Airbus Group NV	8,760	643,661

Airlines - 0.6%
Qantas Airways Ltd. (a)	254,320	265,803

Electrical Equipment - 0.8%
Sumitomo Electric Industries Ltd.	25,500	391,424

Industrial Conglomerates - 0.6%
Hutchison Whampoa Ltd.	20,000	270,165

Machinery - 1.3%
IHI Corp.	28,000	128,564
Illinois Tool Works, Inc.	1,720	141,900

Company	Shares	U.S. $ Value
Terex Corp.	7,860	$350,006

		620,470

Marine - 1.4%
AP Moeller-Maersk A/S-Class B	35	427,451
Nippon Yusen KK	68,000	217,829

		645,280

Road & Rail - 0.8%
East Japan Railway Co.	1,500	117,303
Ryder System, Inc.	3,370	253,828

		371,131

Trading Companies & Distributors - 0.7%
Mitsubishi Corp.	16,700	320,530

		3,528,464

Energy - 7.4%
Energy Equipment & Services - 2.1%
Halliburton Co.	7,770	442,890
Saipem SpA	14,820	348,165
Seadrill Ltd.	4,760	175,365

		966,420

Oil, Gas & Consumable Fuels - 5.3%
ENI SpA	20,810	499,577
Hess Corp.	3,971	317,799
JX Holdings, Inc.	65,800	341,732
Marathon Petroleum Corp.	3,880	325,920
Occidental Petroleum Corp.	1,500	144,780
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	9,360	341,579
Valero Energy Corp.	9,991	479,368

		2,450,755

		3,417,175

Telecommunication Services - 6.9%
Diversified Telecommunication Services - 5.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	162,308	264,404
Nippon Telegraph & Telephone Corp.	11,800	664,329
TDC A/S (b)	24,349	241,846
Verizon Communications, Inc.	6,376	301,577
Vivendi SA	23,780	678,102
Ziggo NV	3,750	170,986

		2,321,244

Wireless Telecommunication Services - 1.9%
Turkcell Iletisim Hizmetleri AS (a)	37,750	196,081
Vodafone Group PLC	163,161	679,886

		875,967

		3,197,211

Company	Shares	U.S. $ Value
Consumer Staples - 6.5%
Beverages - 0.4%
Asahi Group Holdings Ltd.	6,500	$182,758

Food & Staples Retailing - 3.5%
CVS Caremark Corp.	3,340	244,288
Koninklijke Ahold NV	26,650	496,775
Kroger Co. (The)	20,444	857,421

		1,598,484

Food Products - 0.4%
Dean Foods Co. (a)	12,630	186,798

Tobacco - 2.2%
Imperial Tobacco Group PLC	13,240	540,054
Philip Morris International, Inc.	6,080	491,933

		1,031,987

		3,000,027

Materials - 5.1%
Chemicals - 2.8%
Arkema SA	4,580	496,805
BASF SE	1,410	162,071
Incitec Pivot Ltd.	77,400	217,484
LyondellBasell Industries NV-Class A	2,540	223,723
Teijin Ltd.	92,000	221,299

		1,321,382

Metals & Mining - 2.1%
Barrick Gold Corp. (b)	6,720	136,913
Dowa Holdings Co., Ltd.	17,000	141,459
MMC Norilsk Nickel OJSC (ADR)	20,480	347,750
Rio Tinto PLC	6,030	345,764

		971,886

Paper & Forest Products - 0.2%
Duratex SA	20,900	97,028

		2,390,296

Utilities - 3.1%
Electric Utilities - 2.0%
Edison International	3,560	186,437
EDP-Energias de Portugal SA	104,480	452,159
Enel SpA	59,790	306,395

		944,991

Multi-Utilities - 1.1%
National Grid PLC	37,090	519,009

		1,464,000

Total Common Stocks (cost $38,223,093)		46,149,933

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.3% (cost $38,223,093)		$46,149,933

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%
Investment Companies - 0.8%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c) (cost $379,095)	379,095	379,095

Total Investments - 100.1% (cost $38,602,188) (d)		46,529,028
Other assets less liabilities - (0.1)% (e)		(43,144)

Net Assets - 100.0%		$46,485,884

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	4	March 2014	$163,820	$173,366	$9,546

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	CHF	1,372	USD	1,526	5/15/14	$(34,685)
BNP Paribas SA	USD	1,661	GBP	997	5/15/14	7,455
BNP Paribas SA	USD	1,174	NZD	1,435	5/15/14	22,719
Deutsche Bank AG London	USD	471	CAD	525	5/15/14	2,742
HSBC Bank USA	GBP	696	USD	1,136	5/15/14	(28,703)
Morgan Stanley & Co., Inc.	JPY	63,771	USD	626	5/15/14	(755)
Morgan Stanley & Co., Inc.	NZD	1,092	USD	909	5/15/14	(1,769)
Morgan Stanley & Co., Inc.	SEK	7,730	USD	1,182	5/15/14	(22,258)
Morgan Stanley & Co., Inc.	USD	431	NOK	2,620	5/15/14	4,046
Royal Bank of Scotland PLC	USD	116	BRL	275	5/05/14	(745)
Royal Bank of Scotland PLC	USD	328	NZD	397	5/15/14	3,306
Standard Chartered Bank	BRL	956	USD	384	5/05/14	(17,946)
Standard Chartered Bank	RUB	17,673	USD	491	5/15/14	5,967
State Street Bank & Trust Co.	CAD	94	USD	85	5/15/14	21
State Street Bank & Trust Co.	CHF	224	USD	247	5/15/14	(7,609)
State Street Bank & Trust Co.	EUR	1,107	USD	1,505	5/15/14	(22,705)
State Street Bank & Trust Co.	USD	84	CAD	94	5/15/14	468
State Street Bank & Trust Co.	USD	387	EUR	282	5/15/14	2,616
State Street Bank & Trust Co.	USD	1,033	JPY	105,419	5/15/14	3,246
State Street Bank & Trust Co.	USD	1,377	NOK	8,557	5/15/14	44,951

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	1,315	SEK	8,541	5/15/14	$15,833
UBS AG	USD	373	AUD	427	5/15/14	5,976
UBS AG	USD	971	SEK	6,285	5/15/14	7,996

						$(9,833)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of February 28, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,733,745 and gross unrealized depreciation of investments was $(806,905), resulting in net unrealized appreciation of $7,926,840.
(e)	An amount of U.S. $15,343 has been segregated to collateralize margin requirements for the open futures contracts at February 28, 2014.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
REG	-	Registered Shares

AllianceBernstein Global Value Fund

COUNTRY BREAKDOWN*

February 28, 2014 (unaudited)

46.0%	United States
11.2%	Japan
9.4%	United Kingdom
7.2%	France
4.2%	Switzerland
3.6%	Italy
3.2%	South Korea
2.8%	Germany
1.9%	Australia
1.5%	Denmark
1.4%	Netherlands
1.4%	Russia
1.1%	Hong Kong
1.1%	Portugal
4.0%	Other

100.0%	Total Investments

*	All data are as of February 28, 2014. The Fund’s country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.9% or less in the following countries: Brazil, Canada, China, Israel, Norway, Taiwan, Thailand and Turkey.

AllianceBernstein Global Value Fund

February 28, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2014:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$5,374,738		$4,531,896		$	– 0	–	$9,906,634
Consumer Discretionary	5,355,041		2,647,078			– 0	–	8,002,119
Information Technology	4,498,725		1,757,971			– 0	–	6,256,696
Health Care	1,831,679		3,155,632			– 0	–	4,987,311
Industrials	745,734		2,782,730			– 0	–	3,528,464
Energy	1,710,757		1,706,418			– 0	–	3,417,175
Telecommunication Services	241,846		2,955,365			– 0	–	3,197,211
Consumer Staples	1,780,440		1,219,587			– 0	–	3,000,027
Materials	708,386		1,681,910			– 0	–	2,390,296
Utilities	186,437		1,277,563			– 0	–	1,464,000
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	379,095		– 0	–		– 0	–	379,095

Total Investments in Securities	22,812,878		23,716,150+			– 0	–	46,529,028
Other Financial Instruments* :
Assets:
Futures	– 0	–	9,546			– 0	–	9,546
Forward Currency Exchange Contracts	– 0	–	127,342			– 0	–	127,342
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(137,175)			– 0	–	(137,175)

Total^	$22,812,878		$23,715,863		$	– 0	–	$46,528,741

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

^	An amount of $740,264 was transferred from Level 1 to Level 2 due to decrease in trading volume during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Rights^			Total
Balance as of 11/30/13	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 2/28/14	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 2/28/14	$	– 0	–	$	– 0	–

^	The Security which had zero market value at year end is no longer held by the Portfolio.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein International Value Fund

Portfolio of Investments

February 28, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.2%
Financials - 23.6%
Capital Markets - 2.6%
Deutsche Bank AG (REG)	145,956	$7,059,079
Macquarie Group Ltd.	133,547	6,734,719

		13,793,798

Commercial Banks - 12.1%
Banco do Brasil SA	173,600	1,535,334
Bank Hapoalim BM	371,160	2,028,583
Barclays PLC	1,039,427	4,378,656
BNP Paribas SA	45,550	3,720,630
China Construction Bank Corp.-Class H	2,548,000	1,758,818
HSBC Holdings PLC	653,607	6,898,175
Industrial & Commercial Bank of China Ltd.-Class H	2,724,000	1,641,119
KBC Groep NV	64,300	4,066,456
Lloyds Banking Group PLC (a)	5,433,530	7,503,717
Mitsubishi UFJ Financial Group, Inc.	1,066,700	6,181,157
National Australia Bank Ltd.	147,460	4,585,848
Societe Generale SA	126,142	8,370,309
Sumitomo Mitsui Financial Group, Inc.	105,100	4,718,784
UniCredit SpA	1,002,740	7,957,563

		65,345,149

Diversified Financial Services - 2.1%
ING Groep NV (a)	192,575	2,796,586
ORIX Corp.	577,200	8,560,216

		11,356,802

Insurance - 3.9%
Aegon NV	325,880	2,937,667
AIA Group Ltd.	987,000	4,835,846
Aviva PLC	388,530	3,089,023
Direct Line Insurance Group PLC	619,060	2,742,308
Muenchener Rueckversicherungs AG	33,160	7,250,145

		20,854,989

Real Estate Investment Trusts (REITs) - 0.0%
Stockland	1,792	6,189

Real Estate Management & Development - 2.9%
Aeon Mall Co., Ltd.	101,000	2,804,482
China Overseas Land & Investment Ltd.	592,000	1,595,494
Country Garden Holdings Co., Ltd.	6,268,000	3,244,559
Lend Lease Group	390,286	3,942,858
Mitsui Fudosan Co., Ltd.	83,000	2,481,102
Wharf Holdings Ltd.	236,000	1,654,566

		15,723,061

		127,079,988

Consumer Discretionary - 15.1%
Auto Components - 4.1%
Cie Generale des Etablissements Michelin-Class B	58,022	7,053,177
GKN PLC	623,510	4,228,590

Company	Shares	U.S. $ Value
Valeo SA	75,490	$10,559,739

		21,841,506

Automobiles - 5.2%
Bayerische Motoren Werke AG	34,360	3,986,703
Honda Motor Co., Ltd.	157,100	5,654,510
Mazda Motor Corp. (a)	401,000	1,936,834
Nissan Motor Co., Ltd.	644,900	5,756,141
Renault SA	21,680	2,145,773
Tata Motors Ltd.	299,500	2,028,473
Volkswagen AG (Preference Shares)	25,890	6,729,873

		28,238,307

Hotels, Restaurants & Leisure - 1.2%
Melco Crown Entertainment Ltd. (ADR) (a)	119,800	5,141,816
William Hill PLC	217,334	1,444,810

		6,586,626

Household Durables - 0.6%
Taylor Wimpey PLC	1,542,010	3,224,503

Media - 1.2%
Liberty Global PLC-Series C (a)	79,010	6,688,987

Multiline Retail - 0.3%
Myer Holdings Ltd. (b)	563,870	1,323,045

Specialty Retail - 1.9%
Kingfisher PLC	454,110	2,993,207
Shimamura Co., Ltd.	24,500	2,219,207
Yamada Denki Co., Ltd. (b)	1,552,000	5,153,552

		10,365,966

Textiles, Apparel & Luxury Goods - 0.6%
Cie Financiere Richemont SA	31,580	3,137,324

		81,406,264

Industrials - 12.3%
Aerospace & Defense - 3.8%
Airbus Group NV	159,027	11,684,871
MTU Aero Engines AG	30,370	2,551,086
Safran SA	56,780	3,991,281
Thales SA	33,240	2,207,055

		20,434,293

Airlines - 1.2%
Japan Airlines Co., Ltd.	33,100	1,648,186
Qantas Airways Ltd. (a)	2,746,243	2,870,241
Turk Hava Yollari	715,270	2,122,251

		6,640,678

Building Products - 0.3%
Asahi Glass Co., Ltd.	314,000	1,729,049

Electrical Equipment - 1.1%
Sumitomo Electric Industries Ltd.	365,000	5,602,734

Company	Shares	U.S. $ Value
Industrial Conglomerates - 1.9%
Bidvest Group Ltd.	77,000	$1,809,092
Hutchison Whampoa Ltd.	303,000	4,092,993
Toshiba Corp.	983,000	4,266,414

		10,168,499

Machinery - 0.4%
IHI Corp.	442,000	2,029,476

Marine - 1.9%
AP Moeller-Maersk A/S-Class B	504	6,155,299
Nippon Yusen KK	1,277,000	4,090,702

		10,246,001

Road & Rail - 0.9%
Central Japan Railway Co.	42,200	4,925,248

Trading Companies & Distributors - 0.8%
Mitsubishi Corp.	224,500	4,308,922

		66,084,900

Health Care - 10.7%
Biotechnology - 0.9%
Actelion Ltd. (REG) (a)	48,440	5,132,656

Pharmaceuticals - 9.8%
Astellas Pharma, Inc.	68,600	4,459,052
Daiichi Sankyo Co., Ltd.	216,500	3,741,608
GlaxoSmithKline PLC	533,610	14,946,218
Novartis AG	129,550	10,782,457
Richter Gedeon Nyrt	105,290	1,870,842
Roche Holding AG	46,390	14,283,480
Teva Pharmaceutical Industries Ltd.	52,430	2,618,699

		52,702,356

		57,835,012

Telecommunication Services - 7.8%
Diversified Telecommunication Services - 5.3%
Bezeq The Israeli Telecommunication Corp., Ltd.	1,154,721	1,881,073
Hellenic Telecommunications Organization SA (a)	110,830	1,939,041
Nippon Telegraph & Telephone Corp.	106,500	5,995,851
Telenor ASA	92,370	2,035,128
Verizon Communications, Inc.	96,322	4,555,743
Vivendi SA	352,553	10,053,273
Ziggo NV	43,760	1,995,292

		28,455,401

Wireless Telecommunication Services - 2.5%
NTT DoCoMo, Inc.	197,900	3,298,507
Turkcell Iletisim Hizmetleri AS (a)	360,970	1,874,947
Vodafone Group PLC	1,997,686	8,324,285

		13,497,739

		41,953,140

Company	Shares	U.S. $ Value
Materials - 7.0%
Chemicals - 3.9%
Arkema SA	50,370	$5,463,769
BASF SE	17,710	2,035,658
Denki Kagaku Kogyo KK	700,000	2,706,918
Incitec Pivot Ltd.	1,204,330	3,384,015
Koninklijke DSM NV	63,101	4,026,302
Nippon Shokubai Co., Ltd.	272,000	3,312,074

		20,928,736

Metals & Mining - 2.3%
Dowa Holdings Co., Ltd.	191,700	1,595,155
Glencore Xstrata PLC	477,538	2,629,683
MMC Norilsk Nickel OJSC (ADR)	227,900	3,869,742
Rio Tinto PLC	79,920	4,582,666

		12,677,246

Paper & Forest Products - 0.8%
Mondi PLC	239,322	4,388,513

		37,994,495

Consumer Staples - 6.7%
Beverages - 1.1%
Asahi Group Holdings Ltd.	74,900	2,105,929
Carlsberg A/S-Class B	36,000	3,792,687

		5,898,616

Food & Staples Retailing - 1.5%
Koninklijke Ahold NV	441,620	8,232,111

Food Products - 0.9%
Ajinomoto Co., Inc.	173,000	2,685,803
Danone	31,980	2,255,092

		4,940,895

Household Products - 0.8%
Reckitt Benckiser Group PLC	49,120	4,040,811

Tobacco - 2.4%
British American Tobacco PLC	118,050	6,435,071
Imperial Tobacco Group PLC	162,610	6,632,801

		13,067,872

		36,180,305

Information Technology - 6.1%
Communications Equipment - 0.5%
Telefonaktiebolaget LM Ericsson-Class B	198,352	2,564,062

Computers & Peripherals - 1.1%
Casetek Holdings Ltd.	345,000	1,997,387
Catcher Technology Co., Ltd.	494,000	3,599,791

		5,597,178

Electronic Equipment, Instruments & Components - 0.7%
LG Display Co., Ltd. (a)	170,720	3,894,981

Company	Shares	U.S. $ Value
IT Services - 0.7%
Fujitsu Ltd. (a)	635,000	$3,970,545

Semiconductors & Semiconductor Equipment - 3.1%
Samsung Electronics Co., Ltd.	4,060	5,143,219
SK Hynix, Inc. (a)	105,220	3,825,740
Sumco Corp.	330,900	2,548,000
Taiwan Semiconductor Manufacturing Co., Ltd.	565,000	2,038,126
Tokyo Electron Ltd.	54,100	3,100,575

		16,655,660

		32,682,426

Energy - 5.9%
Energy Equipment & Services - 2.0%
Aker Solutions ASA	220,150	3,693,502
Saipem SpA	172,170	4,044,775
Seadrill Ltd. (b)	73,460	2,706,362

		10,444,639

Oil, Gas & Consumable Fuels - 3.9%
China Petroleum & Chemical Corp.-Class H	2,624,000	2,322,781
ENI SpA	265,380	6,370,872
Gazprom OAO (Sponsored ADR)	219,860	1,673,134
JX Holdings, Inc.	670,700	3,483,281
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	199,593	7,283,832

		21,133,900

		31,578,539

Utilities - 3.0%
Electric Utilities - 2.1%
EDP-Energias de Portugal SA	1,066,006	4,613,361
Electricite de France	63,430	2,516,623
Enel SpA	842,746	4,318,669

		11,448,653

Multi-Utilities - 0.9%
National Grid PLC	337,510	4,722,859

		16,171,512

Total Common Stocks (cost $441,868,302)		528,966,581

WARRANTS - 0.5%
Financials - 0.5%
Real Estate Management & Development - 0.5%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (a) (cost $1,967,179)	1,181,700	2,927,867

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.08% (c) (cost $859,619)	859,619	859,619

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 98.9% (cost $444,695,100)		$532,754,067

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
Investment Companies - 0.6%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c) (cost $3,088,430)	3,088,430	3,088,430

Total Investments - 99.5% (cost $447,783,530) (d)		535,842,497
Other assets less liabilities - 0.5% (e)		2,607,600

Net Assets - 100.0%		$538,450,097

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	24	March 2014	$982,921	$1,040,194	$57,273

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	JPY	2,796,814	USD	27,106	3/18/14	$(378,027)
Barclays Bank PLC Wholesale	KRW	14,208,008	USD	13,458	3/18/14	180,505
Barclays Bank PLC Wholesale	NOK	47,190	USD	7,657	3/18/14	(201,780)
Barclays Bank PLC Wholesale	USD	4,830	CHF	4,302	3/18/14	61,953
Barclays Bank PLC Wholesale	USD	25,174	SEK	164,509	3/18/14	477,915
BNP Paribas SA	USD	4,297	AUD	4,681	3/18/14	(123,823)
BNP Paribas SA	USD	6,641	GBP	3,984	3/18/14	29,869
BNP Paribas SA	USD	27,375	JPY	2,812,743	3/18/14	265,222
BNP Paribas SA	USD	2,677	GBP	1,607	6/18/14	12,031
Credit Suisse International	CHF	15,913	USD	17,928	3/18/14	(166,863)
Credit Suisse International	GBP	15,967	USD	26,076	3/18/14	(658,397)
Credit Suisse International	USD	7,875	CHF	7,007	3/18/14	93,083
Credit Suisse International	USD	12,790	NOK	78,732	3/18/14	321,101
Goldman Sachs Bank USA	CNY	20,101	USD	3,277	3/18/14	3,313
Goldman Sachs Bank USA	HKD	108,734	USD	14,027	3/18/14	15,194
Goldman Sachs Bank USA	JPY	1,318,571	USD	13,059	3/18/14	101,412
HSBC Bank USA	USD	19,373	GBP	11,983	3/18/14	691,092
JPMorgan Chase Bank, NA	USD	12,492	JPY	1,302,642	3/18/14	309,155
Morgan Stanley & Co., Inc.	EUR	3,400	USD	4,629	3/18/14	(63,995)
Morgan Stanley & Co., Inc.	NZD	17,758	USD	14,845	3/18/14	(28,207)
Morgan Stanley & Co., Inc.	SEK	16,385	USD	2,508	3/18/14	(47,328)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	USD	7,732	NOK	47,026	6/18/14	$72,316
Royal Bank of Scotland PLC	USD	30,721	NZD	37,487	3/18/14	675,836
Standard Chartered Bank	CNY	28,514	USD	4,669	3/18/14	25,937
Standard Chartered Bank	EUR	11,236	USD	15,442	3/18/14	(67,021)
Standard Chartered Bank	RUB	140,309	USD	3,950	3/18/14	59,279
Standard Chartered Bank	USD	1,395	HKD	10,816	3/18/14	(1,286)
State Street Bank & Trust Co.	USD	15,416	EUR	11,236	3/18/14	93,223
UBS AG	HKD	10,284	USD	1,327	3/18/14	1,468
UBS AG	NZD	19,729	USD	16,172	3/18/14	(352,142)
UBS AG	USD	9,408	KRW	10,036,000	3/18/14	(29,028)

						$1,372,007

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of February 28, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $101,151,956 and gross unrealized depreciation of investments was $(13,092,989), resulting in net unrealized appreciation of $88,058,967.
(e)	An amount of U.S. $92,058 has been segregated to collateralize margin requirements for the open futures contracts at February 28, 2014.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

AllianceBernstein International Value Fund

COUNTRY BREAKDOWN*

February 28, 2014 (unaudited)

22.0%	Japan
20.1%	United Kingdom
13.1%	France
6.3%	Switzerland
5.6%	Germany
4.3%	Australia
4.3%	Italy
3.7%	Netherlands
2.9%	Hong Kong
2.4%	South Korea
2.0%	China
1.9%	Denmark
1.6%	Norway
1.4%	Taiwan
8.2%	Other
0.2%	Short-Term

100.0%	Total Investments

*	All data are as of February 28, 2014. The Fund’s country breakdowns are expressed as a percentage of total investments (excluding securities lending collateral) and may vary over time. “Other” country weightings represent 1.2% or less in the following countries: Belgium, Brazil, Greece, Hungary, India, Israel, Portugal, Russia, South Africa, Sweden, Turkey, United Arab Emirates and United States.

AllianceBernstein International Value Fund

February 28, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2014:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$	– 0	–	$127,079,988		$	– 0	–	$127,079,988
Consumer Discretionary		11,830,803		69,575,461			– 0	–	81,406,264
Industrials		– 0	–	66,084,900			– 0	–	66,084,900
Health Care		– 0	–	57,835,012			– 0	–	57,835,012
Telecommunication Services		– 0	–	41,953,140			– 0	–	41,953,140
Materials		3,869,742		34,124,753			– 0	–	37,994,495
Consumer Staples		– 0	–	36,180,305			– 0	–	36,180,305
Information Technology		– 0	–	32,682,426			– 0	–	32,682,426
Energy		1,673,134		29,905,405			– 0	–	31,578,539
Utilities		– 0	–	16,171,512			– 0	–	16,171,512
Warrants		– 0	–	2,927,867			– 0	–	2,927,867
Short-Term Investments		859,619		– 0	–		– 0	–	859,619
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		3,088,430		– 0	–		– 0	–	3,088,430

Total Investments in Securities		21,321,728		514,520,769+			– 0	–	535,842,497
Other Financial Instruments*:
Assets:
Futures		– 0	–	57,273			– 0	–	57,273
Forward Currency Exchange Contracts		– 0	–	3,489,904			– 0	–	3,489,904
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(2,117,897)			– 0	–	(2,117,897)

Total++		$21,321,728		$515,950,049		$	– 0	–	$537,271,777

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
++	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Rights^			Warrants			Total
Balance as of 11/30/13	$	– 0	–		$2,026,616			$2,026,616
Accrued discounts/(premiums)		– 0	–		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–		– 0	–
Purchases		– 0	–		– 0	–		– 0	–
Sales		– 0	–		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		(2,026,616)			(2,026,616)

Balance as of 2/28/14	$	– 0	–	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 2/28/14	$	– 0	–	$	– 0	–	$	– 0	–

^	The Fund held securities with zero market value at period end.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Discovery Value Fund

Portfolio of Investments

February 28, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.7%
Financials - 28.5%
Capital Markets - 1.1%
E*Trade Financial Corp. (a)	1,115,160	$25,057,645

Commercial Banks - 9.6%
Associated Banc-Corp	1,220,115	20,363,719
CapitalSource, Inc.	1,531,630	22,514,961
Comerica, Inc.	648,250	31,232,685
First Niagara Financial Group, Inc.	2,908,980	26,384,448
Huntington Bancshares, Inc./OH	3,297,160	31,421,935
Popular, Inc. (a)	893,179	25,535,988
Susquehanna Bancshares, Inc.	1,538,553	16,831,770
Webster Financial Corp.	608,470	18,844,316
Zions Bancorporation	1,045,039	32,605,217

		225,735,039

Insurance - 8.5%
American Financial Group, Inc./OH	592,260	33,853,581
Aspen Insurance Holdings Ltd.	794,870	29,855,317
Genworth Financial, Inc.-Class A (a)	2,203,510	34,242,545
PartnerRe Ltd.	210,220	20,786,554
Reinsurance Group of America, Inc.-Class A	288,330	22,198,527
Unum Group	775,370	26,967,369
Validus Holdings Ltd.	834,550	30,719,785

		198,623,678

Real Estate Investment Trusts (REITs) - 9.1%
BioMed Realty Trust, Inc.	873,131	18,056,349
Camden Property Trust	281,430	18,771,381
DDR Corp.	1,338,720	22,249,526
DiamondRock Hospitality Co.	2,243,820	28,317,009
LTC Properties, Inc.	731,130	27,548,978
Medical Properties Trust, Inc.	2,166,640	28,577,982
Mid-America Apartment Communities, Inc.	406,230	27,477,397
Parkway Properties, Inc./MD	1,412,690	26,035,877
STAG Industrial, Inc.	737,990	17,202,547

		214,237,046

Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	159,840	3,708,288

		667,361,696

Information Technology - 19.0%
Communications Equipment - 1.2%
Harris Corp.	392,750	28,992,805

Electronic Equipment, Instruments & Components - 9.1%
Anixter International, Inc.	227,230	24,302,249
Arrow Electronics, Inc. (a)	608,269	34,446,273
Avnet, Inc.	785,180	34,178,885
CDW Corp./DE	968,110	25,335,439
Insight Enterprises, Inc. (a)	632,183	14,527,565
Jabil Circuit, Inc.	1,560,480	28,884,485
TTM Technologies, Inc. (a)	2,071,780	17,402,952

Company	Shares	U.S. $ Value
Vishay Intertechnology, Inc.	2,459,770	$34,781,148

		213,858,996

IT Services - 3.6%
Amdocs Ltd.	625,350	27,815,568
Booz Allen Hamilton Holding Corp.	368,270	7,744,718
Convergys Corp.	1,291,192	26,430,700
Genpact Ltd. (a)	1,342,440	22,391,899

		84,382,885

Semiconductors & Semiconductor Equipment - 3.8%
Entegris, Inc. (a)	1,742,619	20,998,559
Lam Research Corp. (a)	527,270	27,275,677
MKS Instruments, Inc.	521,306	15,670,459
Teradyne, Inc. (a)	1,169,540	23,718,271

		87,662,966

Software - 1.3%
Electronic Arts, Inc. (a)	1,056,690	30,210,767

		445,108,419

Consumer Discretionary - 17.9%
Auto Components - 5.7%
Dana Holding Corp.	1,584,940	34,361,499
Lear Corp.	407,010	33,049,212
Tenneco, Inc. (a)	550,600	33,168,144
TRW Automotive Holdings Corp. (a)	386,640	31,828,205

		132,407,060

Automobiles - 1.2%
Thor Industries, Inc.	515,910	28,896,119

Hotels, Restaurants & Leisure - 0.9%
DineEquity, Inc.	259,760	21,754,900

Household Durables - 3.5%
Helen of Troy Ltd. (a)	145,249	9,486,212
Meritage Homes Corp. (a)	563,878	27,184,559
NVR, Inc. (a)	12,915	15,394,680
PulteGroup, Inc.	1,462,570	30,699,344

		82,764,795

Media - 2.9%
Gannett Co., Inc.	1,279,980	38,079,405
Regal Entertainment Group-Class A	1,600,160	29,442,944

		67,522,349

Specialty Retail - 3.7%
Children’s Place Retail Stores, Inc. (The) (a)	561,710	30,427,831
GameStop Corp.-Class A (b)	648,160	24,182,850

Company	Shares	U.S. $ Value
Office Depot, Inc. (a)	6,650,750	$32,788,197

		87,398,878

		420,744,101

Industrials - 9.3%
Commercial Services & Supplies - 1.0%
Steelcase, Inc.-Class A	1,565,590	23,280,323

Construction & Engineering - 2.0%
Aecom Technology Corp. (a)	164,532	5,255,152
Granite Construction, Inc.	464,600	17,078,696
Tutor Perini Corp. (a)	957,460	23,601,389

		45,935,237

Electrical Equipment - 0.9%
General Cable Corp.	692,430	21,312,996

Machinery - 2.4%
Kennametal, Inc.	528,040	23,096,469
Terex Corp.	750,290	33,410,414

		56,506,883

Road & Rail - 2.3%
Con-way, Inc.	629,421	24,006,117
Ryder System, Inc.	412,370	31,059,708

		55,065,825

Trading Companies & Distributors - 0.7%
Aircastle Ltd.	782,230	15,409,931

		217,511,195

Materials - 6.9%
Chemicals - 1.4%
Huntsman Corp.	1,348,200	32,842,152

Containers & Packaging - 2.3%
Avery Dennison Corp.	514,150	25,614,953
Graphic Packaging Holding Co. (a)	2,838,660	29,067,879

		54,682,832

Metals & Mining - 3.2%
Commercial Metals Co.	1,285,340	24,871,329
Reliance Steel & Aluminum Co.	323,285	22,397,185
Steel Dynamics, Inc.	1,522,410	26,550,830

		73,819,344

		161,344,328

Utilities - 6.2%
Electric Utilities - 2.5%
PNM Resources, Inc.	1,134,343	29,663,070
Westar Energy, Inc.	865,120	29,604,406

		59,267,476

Gas Utilities - 3.7%
Atmos Energy Corp.	634,970	29,272,117

Company	Shares	U.S. $ Value
Southwest Gas Corp.	513,740	$27,752,235
UGI Corp.	667,355	29,824,095

		86,848,447

		146,115,923

Energy - 4.6%
Energy Equipment & Services - 0.6%
Helix Energy Solutions Group, Inc. (a)	657,460	15,542,355

Oil, Gas & Consumable Fuels - 4.0%
Bill Barrett Corp. (a)	1,192,330	30,213,642
Cimarex Energy Co.	143,780	16,636,784
Rosetta Resources, Inc. (a)	515,590	22,876,728
Stone Energy Corp. (a)	660,900	23,752,746

		93,479,900

		109,022,255

Health Care - 4.4%
Biotechnology - 0.6%
Theravance, Inc. (a)(b)	375,420	13,890,540

Health Care Providers & Services - 3.8%
Health Net, Inc./CA (a)	989,370	33,688,049
LifePoint Hospitals, Inc. (a)	475,937	25,819,582
Molina Healthcare, Inc. (a)	760,440	28,653,379

		88,161,010

		102,051,550

Consumer Staples - 0.9%
Food Products - 0.9%
Dean Foods Co. (a)	1,471,510	21,763,633

Total Common Stocks (cost $1,811,470,941)		2,291,023,100

SHORT-TERM INVESTMENTS - 2.1%
Investment Companies - 2.1%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.08% (c) (cost $49,160,569)	49,160,569	49,160,569

Total Investments Before Security Lending Collateral for Securities Loaned - 99.8% (cost $1,860,631,510)		2,340,183,669

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
Investment Companies - 0.5%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c) (cost $10,681,292)	10,681,292	10,681,292

Company	Shares	U.S. $ Value
Total Investments - 100.3% (cost $1,871,312,802) (d)		$2,350,864,961
Other assets less liabilities - (0.3)%		(6,828,969)

Net Assets - 100.0%		$2,344,035,992

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of February 28, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $506,520,765 and gross unrealized depreciation of investments was $(26,968,606), resulting in net unrealized appreciation of $479,552,159.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Discovery Value Portfolio

February 28, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$2,291,023,100		$	– 0	–	$	– 0	–	$2,291,023,100
Short-Term Investments	49,160,569			– 0	–		– 0	–	49,160,569
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	10,681,292			– 0	–		– 0	–	10,681,292

Total Investments in Securities	2,350,864,961			– 0	–		– 0	–	2,350,864,961
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$2,350,864,961		$	– 0	–	$	– 0	–	$2,350,864,961

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Value Fund

Portfolio of Investments

February 28, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.0%
Financials - 29.7%
Capital Markets - 1.6%
Bank of New York Mellon Corp. (The)	55,000	$1,760,000
Goldman Sachs Group, Inc. (The)	23,300	3,878,285
State Street Corp.	23,100	1,516,977

		7,155,262

Commercial Banks - 4.8%
CIT Group, Inc.	97,400	4,741,432
Comerica, Inc.	55,300	2,664,354
Fifth Third Bancorp	45,700	991,461
PNC Financial Services Group, Inc. (The)	10,700	875,046
Regions Financial Corp.	79,700	848,008
SunTrust Banks, Inc.	81,600	3,074,688
US Bancorp	17,400	715,836
Wells Fargo & Co.	158,500	7,357,570

		21,268,395

Consumer Finance - 2.6%
Capital One Financial Corp.	87,800	6,447,154
Discover Financial Services	82,500	4,733,850

		11,181,004

Diversified Financial Services - 9.1%
Bank of America Corp.	825,900	13,652,127
Berkshire Hathaway, Inc.-Class B (a)	25,800	2,987,124
Citigroup, Inc.	188,300	9,157,029
ING US, Inc.	98,300	3,526,021
JPMorgan Chase & Co.	178,300	10,131,006
McGraw Hill Financial, Inc.	6,900	549,654

		40,002,961

Insurance - 11.6%
Allstate Corp. (The)	51,200	2,778,112
American Financial Group, Inc./OH	63,500	3,629,660
American International Group, Inc.	159,600	7,943,292
AON PLC	60,100	5,144,560
Assurant, Inc.	51,800	3,399,634
Chubb Corp. (The)	46,200	4,041,576
Everest Re Group Ltd.	9,400	1,402,856
Genworth Financial, Inc.-Class A (a)	258,000	4,009,320
Lincoln National Corp.	147,800	7,409,214
PartnerRe Ltd.	44,800	4,429,824
Reinsurance Group of America, Inc.-Class A	31,900	2,455,981
Travelers Cos., Inc. (The)	22,700	1,903,168
Unum Group	12,800	445,184
XL Group PLC	76,300	2,319,520

		51,311,901

		130,919,523

Health Care - 14.9%
Biotechnology - 1.1%
Gilead Sciences, Inc. (a)	21,600	1,788,264
Theravance, Inc. (a)	28,500	1,054,500

Company	Shares	U.S. $ Value
Vertex Pharmaceuticals, Inc. (a)	24,200	$1,956,812

		4,799,576

Health Care Equipment & Supplies - 2.1%
Covidien PLC	22,400	1,611,680
Medtronic, Inc.	125,000	7,407,500

		9,019,180

Health Care Providers & Services - 1.8%
Aetna, Inc.	61,500	4,471,665
Health Net, Inc./CA (a)	63,200	2,151,960
WellPoint, Inc.	14,400	1,304,496

		7,928,121

Pharmaceuticals - 9.9%
GlaxoSmithKline PLC (Sponsored ADR)	81,600	4,564,704
Johnson & Johnson	140,100	12,906,012
Merck & Co., Inc.	97,400	5,550,826
Pfizer, Inc.	545,000	17,499,950
Roche Holding AG (Sponsored ADR)	87,000	3,339,060

		43,860,552

		65,607,429

Energy - 14.2%
Energy Equipment & Services - 1.8%
Halliburton Co.	90,600	5,164,200
Nabors Industries Ltd.	132,600	3,052,452

		8,216,652

Oil, Gas & Consumable Fuels - 12.4%
Chesapeake Energy Corp.	27,800	720,298
Chevron Corp.	81,900	9,445,527
Exxon Mobil Corp.	143,200	13,785,864
Hess Corp.	98,900	7,914,967
Marathon Petroleum Corp.	51,700	4,342,800
Murphy Oil Corp.	9,100	540,267
Occidental Petroleum Corp.	84,100	8,117,332
Phillips 66	29,600	2,215,856
Valero Energy Corp.	157,200	7,542,456

		54,625,367

		62,842,019

Consumer Discretionary - 13.7%
Auto Components - 1.5%
Lear Corp.	19,700	1,599,640
Magna International, Inc. (New York)-Class A	9,800	873,376
TRW Automotive Holdings Corp. (a)	51,100	4,206,552

		6,679,568

Automobiles - 1.2%
Ford Motor Co.	330,900	5,092,551

Household Durables - 0.9%
PulteGroup, Inc.	198,000	4,156,020

Company	Shares	U.S. $ Value
Media - 4.8%
Gannett Co., Inc.	158,600	$4,718,350
Liberty Global PLC-Class A (a)	20,501	1,774,362
Liberty Global PLC-Series C (a)	36,900	3,123,954
Regal Entertainment Group-Class A	55,900	1,028,560
Time Warner, Inc.	44,900	3,014,137
Twenty-First Century Fox, Inc.-Class A	123,200	4,132,128
Viacom, Inc.-Class B	37,600	3,298,648

		21,090,139

Multiline Retail - 1.1%
Dillard’s, Inc.-Class A	6,300	583,254
Macy’s, Inc.	75,400	4,362,644

		4,945,898

Specialty Retail - 4.2%
GameStop Corp.-Class A	128,500	4,794,335
Gap, Inc. (The)	57,800	2,528,750
Office Depot, Inc. (a)	690,500	3,404,165
Staples, Inc.	32,300	438,957
TJX Cos., Inc. (The)	117,100	7,196,966

		18,363,173

		60,327,349

Information Technology - 10.9%
Communications Equipment - 2.0%
Cisco Systems, Inc.	211,400	4,608,520
Harris Corp.	57,700	4,259,414

		8,867,934

Computers & Peripherals - 3.2%
Apple, Inc.	8,500	4,473,040
Hewlett-Packard Co.	328,500	9,815,580

		14,288,620

Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics, Inc. (a)	47,800	2,706,914

IT Services - 2.2%
Amdocs Ltd.	43,900	1,952,672
Booz Allen Hamilton Holding Corp.	43,657	918,107
Western Union Co. (The)-Class W	104,140	1,742,262
Xerox Corp.	457,200	5,024,628

		9,637,669

Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials, Inc.	190,700	3,615,672
Lam Research Corp. (a)	27,100	1,401,883
Micron Technology, Inc. (a)	109,000	2,636,710
NVIDIA Corp.	27,700	509,126

		8,163,391

Software - 1.0%
Electronic Arts, Inc. (a)	159,100	4,548,669

Company	Shares	U.S. $ Value
		$48,213,197

Industrials - 4.9%
Aerospace & Defense - 0.4%
Northrop Grumman Corp.	14,800	1,791,244

Airlines - 0.5%
Delta Air Lines, Inc.	63,700	2,115,477

Industrial Conglomerates - 2.9%
General Electric Co.	499,500	12,722,265

Machinery - 1.1%
Illinois Tool Works, Inc.	51,600	4,257,000
Parker Hannifin Corp.	7,600	916,180

		5,173,180

		21,802,166

Consumer Staples - 3.8%
Food & Staples Retailing - 2.5%
CVS Caremark Corp.	51,300	3,752,082
Kroger Co. (The)	168,600	7,071,084

		10,823,166

Food Products - 0.4%
Mondelez International, Inc.-Class A	53,000	1,803,590

Household Products - 0.9%
Procter & Gamble Co. (The)	52,100	4,098,186

		16,724,942

Utilities - 3.3%
Electric Utilities - 1.3%
Edison International	110,900	5,807,833

Gas Utilities - 1.3%
Atmos Energy Corp.	64,300	2,964,230
UGI Corp.	59,500	2,659,055

		5,623,285

Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	106,400	2,516,360
DTE Energy Co.	8,700	624,312

		3,140,672

		14,571,790

Telecommunication Services - 2.5%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	259,400	8,282,642
Verizon Communications, Inc.	1	34

		8,282,676

Wireless Telecommunication Services - 0.6%
Vodafone Group PLC (Sponsored ADR)	62,836	2,612,108

		10,894,784

Company	Shares	U.S. $ Value
Materials - 1.1%
Chemicals - 1.1%
LyondellBasell Industries NV-Class A	52,700	$4,641,816

Total Common Stocks (cost $340,692,896)		436,545,015

SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.08% (b) (cost $344,608)	344,608	344,608

Total Investments - 99.1% (cost $341,037,504) (c)		436,889,623
Other assets less liabilities - 0.9%		4,165,018

Net Assets - 100.0%		$441,054,641

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of February 28, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $97,838,487 and gross unrealized depreciation of investments was $(1,986,368), resulting in net unrealized appreciation of $95,852,119.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Value Fund

February 28, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$436,545,015		$	– 0	–	$	– 0	–	$436,545,015
Short-Term Investments	344,608			– 0	–		– 0	–	344,608

Total Investments in Securities	436,889,623			– 0	–		– 0	–	436,889,623
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$436,889,623		$	– 0	–	$	– 0	–	$436,889,623

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 21, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 21, 2014